Note 11 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 2,038,240
Balance	2,297,938	$ 2,038,240
Goodwill	2,297,938	2,038,240
Investment Management [Member]
Balance	2,038,240	1,988,539
Goodwill acquired during the year	309,306	34,369
Goodwill disposed during the year		(629)
Other items	167	(827)
Foreign exchange	(49,775)	16,788
Balance	2,297,938	2,038,240
Goodwill	2,327,521
Accumulated impairment loss	(29,583)
Goodwill	2,297,938	2,038,240
Americas [Member]
Balance	709,062	696,734
Goodwill acquired during the year	6,431	0
Goodwill disposed during the year		(629)
Other items	(115)	(827)
Foreign exchange	(29,433)	13,784
Balance	685,945	709,062
Goodwill	715,528
Accumulated impairment loss	(29,583)
Goodwill	685,945	709,062
EMEA [Member]
Balance	217,649	181,787
Goodwill acquired during the year	302,875	34,369
Goodwill disposed during the year		0
Other items	282	0
Foreign exchange	(17,412)	1,493
Balance	503,394	217,649
Goodwill	503,394
Accumulated impairment loss	0
Goodwill	503,394	217,649
Asia Pacific [Member]
Balance	1,111,529	1,110,018
Goodwill acquired during the year	0	0
Goodwill disposed during the year		0
Other items	0	0
Foreign exchange	(2,930)	1,511
Balance	1,108,599	1,111,529
Goodwill	1,108,599
Accumulated impairment loss	0
Goodwill	$ 1,108,599	$ 1,111,529